Trade and Other Payables (Tables)	12 Months Ended
Mar. 31, 2026
Trade and other payables [abstract]
Schedule of Trade and Other Payables

	JPY (millions) As of March 31
	2025	2026
Trade payables	¥308,450	¥324,368
Other payables	167,091	166,977
Total	¥475,541	¥491,345